RELATED PARTY (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties
Current receivables due from related parties	$ 5,370,232	$ 5,788,683
Non-current receivables due from related parties	156,492	147,682
Current payables to related parties	33,961,437	44,120,335
Related to Shareholder | Embonor S.A.
Related parties
Current receivables due from related parties	4,220,936	5,283,410
Related to Shareholder | Embotelladora Iquique S.A.
Related parties
Current receivables due from related parties	303,866	307,848
Related to Shareholder | Recofarma do Industrias Amazonas Ltda.
Related parties
Current payables to related parties	15,891,797	17,345,806
Related to Shareholder | Alimentos de Soja S.A.U.
Related parties
Current payables to related parties	71,276
Related to Shareholder | Purchase of concentrates | Servicio y Productos para Bebidas Refrescantes S.R.L.
Transactions
Purchase of goods	272,541,272
Related to Shareholder | Purchase of concentrates | Recofarma do Industrias Amazonas Ltda.
Transactions
Purchase of goods	196,738,018		$ 106,510,167
Sale of goods		115,706,386
Related to Shareholder | Sale of Finished Products | Embonor S.A.
Transactions
Sale of goods	42,561,124		42,147,579
Related to Shareholder | Sale of Finished Products | Embotelladora Iquique S.A.
Transactions
Sale of goods	2,650,329	2,749,506	2,888,054
Related to Shareholder | Refund and other purchases | Recofarma do Industrias Amazonas Ltda.
Transactions
Purchase of goods	5,099,040
Related to Shareholder | Advertising participation payment | Recofarma do Industrias Amazonas Ltda.
Transactions
Purchase of goods		25,675,184
Advertising participation payment			19,953,118
Related to Shareholder | Advertising participation payment | Leao Alimentos e Bebidas Ltda.
Transactions
Advertising participation payment		11,658,142
Related to Shareholder | Purchase of concentrate and marketing recovery | Coca-Cola Peru
Transactions
Purchase of goods	7,147,534
Related to Shareholder | Payment of fees and services | Alimentos de Soja S.A.U.
Transactions
Purchase of services	538,546
Related to Shareholder | Purchase of concentrates and advertising participation | Coca-Cola Peru
Transactions
Purchase of goods and advertising participation payment			3,399,427
Associate | Coca-Cola del Valle New Ventures S.A.
Related parties
Current receivables due from related parties	647,342	180,000
Associate | Leao Alimentos e Bebidas Ltda.
Related parties
Current payables to related parties	2,539,052	3,571,514
Associate | Envases CMF S.A.
Related parties
Current payables to related parties	2,807,572	5,338,180
Associate | Purchase of concentrates | Servicio y Productos para Bebidas Refrescantes S.R.L.
Transactions
Purchase of goods		114,427,713
Associate | Purchase of concentrates | Leao Alimentos e Bebidas Ltda.
Transactions
Purchase of goods			16,963,602
Associate | Purchase of bottles | Envases CMF S.A.
Transactions
Purchase of goods	20,865,624	34,144,348	38,203,461
Associate | Purchase of raw materials | Envases CMF S.A.
Transactions
Purchase of goods	12,617,540
Associate | Purchase of caps | Envases CMF S.A.
Transactions
Purchase of goods	477,188
Associate | Purchase services and others | Envases CMF S.A.
Transactions
Purchase of services	357,456
Associate | Sale services and others | Envases CMF S.A.
Transactions
Sale of services	14,944
Associate | Purchase of packaging | Envases CMF S.A.
Transactions
Purchase of goods	2,960,894
Associate | Sale of packaging and raw materials | Envases CMF S.A.
Transactions
Sale of goods	2,942,690
Associate | Refund and other purchases | KAIK Participacoes
Transactions
Purchase of goods	6,614
Associate | Purchase of Products | Leao Alimentos e Bebidas Ltda.
Transactions
Purchase of goods	104,103
Associate | Purchase of Products | Sorocaba Refrescos S. A.
Transactions
Purchase of goods	574,881		2,986,650
Associate | Purchase of Products | Trop Frutas do Brasil Ltda.
Transactions
Purchase of goods	317,565
Associate | Administrative and commercial services | Coca-Cola del Valle New Ventures S.A.
Transactions
Purchase of services		180,000
Associate | Sale of packaging material | Embonor S.A.
Transactions
Sale of goods		44,310,169
Associate | Sale of packaging material | Envases CMF S.A.
Transactions
Sale of goods			1,946,094
Related to director | Cervecera Austral S.A.
Related parties
Current receivables due from related parties	16,674	13,827
Related to director | Comercial Patagona Ltda.
Related parties
Current receivables due from related parties		3,598
Related to director | Envases del Pacfico S.A.
Related parties
Current payables to related parties	193,685	304,405
Related to director | Purchase of raw materials | Coca-Cola Peru
Transactions
Purchase of goods		4,188,812
Related to director | Sale of Finished Products | Envases del Pacfico S.A.
Transactions
Sale of goods			1,662,803
Related to director | Purchase of raw materials and materials | Envases del Pacfico S.A.
Transactions
Purchase of goods	1,676,013
Related to director | Rent of spaces | Parque Arauco S.A.
Transactions
Leases as lessee	90,032
Related to director | Purchase of insurance policies | Euroamerica Seguros de Vida S.A.
Transactions
Purchase of services	312,231
Related to director | Advertising participation payment | Envases CMF S.A.
Transactions
Advertising participation payment		1,751,011
Related to director | Sale of products | Latam Airlines Group S.A.
Transactions
Sale of goods	652,588
Shareholder | Servicio y Productos para Bebidas Refrescantes S.R.L.
Related parties
Current receivables due from related parties	181,414
Current payables to related parties		10,275,931
Shareholder | Coca-Cola de Chile S.A.
Related parties
Non-current receivables due from related parties	156,492	147,682
Current payables to related parties	12,458,055	7,284,499
Shareholder | Purchase of concentrates | Servicio y Productos para Bebidas Refrescantes S.R.L.
Transactions
Purchase of goods		14,680,603	145,188,901
Shareholder | Purchase of concentrates | Coca-Cola de Chile S.A.
Transactions
Purchase of goods	140,609,445	129,660,611	131,381,786
Shareholder | Purchase of advertising services | Coca-Cola de Chile S.A.
Transactions
Purchase of services	1,823,190	7,154,023	4,510,007
Shareholder | Lease of water fountain | Coca-Cola de Chile S.A.
Transactions
Leases as lessee	2,989,115	3,740,351	3,065,143
Shareholder | Sale of raw materials and other | Coca-Cola de Chile S.A.
Transactions
Leases as lessee	2,163,225
Shareholder | Sale of services and others | Coca-Cola del Valle New Ventures S.A.
Transactions
Sale of services	1,444,162
Shareholder | Sale of services and others | Coca-Cola de Chile S.A.
Transactions
Sale of services		$ 2,299,634	2,938,754
Shareholder | Advertising participation payment | Servicio y Productos para Bebidas Refrescantes S.R.L.
Transactions
Advertising participation payment	$ 12,584,231		$ 20,555,307